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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                      Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Tax Advantaged Balanced Trust
         SCHEDULE OF INVESTMENTS 8/31/05 (unaudited)

Principal
Amount
USD ($)                                                       Value
         TAX EXEMPT OBLIGATIONS  - 74.8%  of Net Assets
         Alabama - 2.9%
6,990,000Birmingham Waterworks & Sewer Revenue, 5.0%, 1/1/43 $       7,285,607
5,000,000Huntsville Health Care Authority Revenue, 5.75%, 6/          5,387,900
                                                             $     12,673,507
         Arizona - 2.3%
10,285,000Mila County Industrial Development Authority, 5.55% $       5,862,450
1,000,000Maricopa County Hospital Revenue, 5.0%, 4/1/35               1,016,250
1,000,000Pima County Industrial Development Authority, 6.375          1,029,350
1,000,000Pima County Industrial Development Authority, 6.75%          1,041,330
1,000,000Pima County Industrial Development Authority, 7.5%,          1,039,060
                                                             $       9,988,440
         California - 2.3%
1,000,000California Health Facilities Authority Revenue, 5.2 $       1,060,840
4,000,000Del Mar Race Track Authority Revenue, 5.0%, 8/15/25          4,151,960
4,000,000Golden State Tobacco Securitization Corp., 6.75%, 6          4,611,280
                                                             $       9,824,080
         Connecticut - 1.6%
4,190,000Connecticut State Development Authority Pollution C $       4,552,016
1,000,000Connecticut State Health & Educational Facilities A          1,079,930
1,500,000Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/          1,514,100
                                                             $       7,146,046
         District of Columbia - 1.0%
4,000,000District of Columbia Tobacco Settlement Financing C $       4,464,160

         Florida - 2.1%
5,000,000Highlands County Health Facilities Authority Revenu $       5,537,850
1,100,000Madison County First Mortgage Revenue, 6.0%, 7/1/25          1,096,227
2,025,000Miami Beach Health Facilities Authority, 5.375%, 11          2,053,249
500,000  Miami Beach Health Facilities Authority, 6.7%, 11/1             554,880
                                                             $       9,242,206
         Georgia - 2.4%
5,000,000Burke County Development Authority Revenue, 4.75%,  $       5,072,800
2,500,000Milledgeville-Baldwin County Development Authority           2,661,875
2,500,000Milledgeville-Baldwin County Development Authority           2,659,950
                                                             $     10,394,625
         Illinois - 3.8%
3,000,000Chicago Illinois General Obiligation, 5.0%, 1/1/28  $       3,171,450
4,580,000Illinois Development Finance Authority Revenue, 5.2          4,844,129
5,000,000Illinois Educational Facilities Authority Revenue,           5,212,350
2,000,000Illinois Finance Authority Revenue, 5.5%, 8/15/43            2,172,600
1,130,000Illinois Health Facilities Authority Revenue, 6.375          1,130,000
                                                             $     16,530,529
         Indiana - 2.3%
4,135,000Indiana State Development Finance Authority Revenue $       4,389,178
5,100,000Indiana Transportation Finance Authority Highway Re          5,377,542
                                                             $       9,766,720
         Kansas - 0.8%
3,000,000Wyandotte County Unified Government Utility System  $       3,506,790

         Louisiana - 2.0%
8,335,000Tobacco Settlement Financing Corp., 5.875%, 5/15/39 $       8,861,939

         Maryland - 0.6%
2,500,000Maryland State Health & Higher Educational Faciliti $       2,610,850

         Massachusetts - 4.9%
2,000,000Massachusetts Health & Educational Facilities Autho $       2,111,220
5,000,000Massachusetts Health & Educational Facilities Autho          5,057,800
1,550,000Massachusetts Health & Educational Facilities Autho          1,571,824
1,600,000Massachusetts Health & Educational Facilities Autho          1,656,240
2,120,000Massachusetts Health & Educational Facilities Autho          2,184,618
900,000  Massachusetts Health & Educational Facilities Autho             982,251
2,750,000Massachusetts Health & Educational Facilities Autho          3,021,535
500,000  Massachusetts State Development Finance Agency, 5.5             509,645
1,100,000Massachusetts State Development Finance Agency, 5.6          1,168,629
1,000,000Massachusetts State Development Finance Agency, 5.7          1,062,330
2,000,000University of Massachusetts Building Authority Proj          2,186,960
                                                             $     21,513,052
         Michigan - 2.0%
5,000,000Macomb County Hospital Finance Authority Revenue, 5 $       5,094,600
2,000,000Michigan State Hospital Finance Authority Revenue,           2,028,700
1,000,000Michigan State Hospital Finance Authority Revenue,           1,021,860
695,000  Pontiac Hospital Finance Authority Revenue, 6.0%, 8             695,083
                                                             $       8,840,243
         Minnesota - 0.9%
2,000,000Duluth Economic Development Authority Health Care F $       2,107,360
1,500,000Duluth Economic Development Authority Health Care F          1,574,055
                                                             $       3,681,415
         Missouri - 0.4%
1,720,000Missouri State Health & Educational Authority Healt $       1,826,434

         Montana - 2.1%
1,000,000Montana Finance Authority Hospital Facilities Reven $       1,033,570
8,000,000Montana Health Facility Authority Revenue, RIB, 7.9          8,128,160
                                                             $       9,161,730
         Nebraska - 1.0%
4,000,000Nebraska Investment Finance Authority Revenue, RIB, $       4,440,640

         Nevada - 2.2%
3,000,000Clark County Industrial Development Revenue, 5.5%,  $       2,999,760
1,500,000Henderson Nevada Health Care Facilities Revenue, 5.          1,627,470
5,000,000Washoe County Water Facility Revenue, 5.0%, 3/1/36           5,097,300
                                                             $       9,724,530
         New Hampshire - 0.7%
2,000,000New Hampshire Business Finance Authority Revenue, 6 $       1,992,720
1,000,000New Hampshire Health & Education Facilities Authori          1,072,910
                                                             $       3,065,630
         New Jersey - 3.9%
1,250,000Camden County Improvement Authority Revenue, 5.75%, $       1,335,488
710,000  New Jersey Economic Development Authority Revenue,              727,970
1,230,000New Jersey Economic Development Authority Revenue,           1,266,654
1,500,000New Jersey Health Care Facilities Financing Authori          1,402,095
5,000,000New Jersey Health Care Facilities Financing Authori          5,243,750
3,500,000New Jersey Health Care Facilities Financing Authori          3,604,300
3,000,000Tobacco Settlement Financing Corp., 6.25%, 6/1/43            3,394,530
                                                             $     16,974,787
         New Mexico - 0.6%
1,000,000Dona Ana County PILT Revenue, 5.25%, 12/1/25        $       1,077,350
1,500,000Farmington New Mexico Hospital Revenue, 5.0%, 6/1/2          1,561,365
                                                             $       2,638,715
         New York - 5.0%
2,000,000Dutchess County Industrial Development Agency Reven $       2,201,600
1,000,000New York City Industrial Development Agency, 5.0%,           1,066,080
1,000,000New York City Industrial Development Agency, 5.25%,          1,099,220
8,820,000New York City Transitional Finance Authority Revenu          7,065,173
5,000,000Port Authority of New York & New Jersey Revenue, 5.          5,284,300
4,900,000Triborough Bridge & Tunnel Authority, 5.25%, 11/15/          5,320,959
                                                             $     22,037,332
         North Carolina - 1.5%
3,000,000North Carolina Capital Facilities Finance Agency Re $       3,157,890
1,000,000North Carolina Capital Facilities Finance Agency St          1,045,340
1,000,000North Carolina Capital Facilities Finance Agency St          1,039,880
1,000,000North Carolina Medical Care Commission Health Care           1,040,970
                                                             $       6,284,080
         Ohio - 1.4%
2,000,000Cleveland Airport Special Revenue, 5.7%, 12/1/19    $       1,740,140
3,000,000Columbus City School District, 5.0%, 12/1/32                 3,191,670
1,000,000Hamilton County Hospital Facilities Revenue, 5.125%          1,069,810
                                                             $       6,001,620
         Oregon - 0.7%
2,935,000Oregon State Housing & Community Services Department Multi-Family
Revenue,
         6.0%, 7/1/31                                        $       3,047,381

         Pennsylvania - 2.8%
5,000,000Pennsylvania State Turnpike Commission Oil Franchis $       5,297,600
3,000,000Sayre Health Care Facilities Authority Revenue, 5.8          3,228,900
280,000  Scranton-Lackawanna Health and Welfare Authority Ho             271,620
700,000  Scranton-Lackawanna Health and Welfare Authority Ho             659,729
460,000  Scranton-Lackawanna Health and Welfare Authority Ho             427,860
2,165,000Swarthmore Borough Authority College Revenue, 5.0%,          2,256,493
                                                             $     12,142,202
         Puerto Rico - 3.9%
8,000,000Puerto Rico Commonwealth Highway & Transportation A $       8,476,720
5,000,000Puerto Rico Public Buildings Authority Revenue, 5.2          5,387,650
3,000,000Puerto Rico Public Finance Corp., 5.75%, 8/1/27              3,329,340
                                                             $     17,193,710
         Rhode Island - 1.1%
1,545,000Tobacco Settlement Financing Corp., 6.125%, 6/1/32  $       1,639,770
3,100,000Tobacco Settlement Financing Corp., 6.25%, 6/1/42            3,350,728
                                                             $       4,990,498
         South Carolina - 4.1%
6,000,000Berkeley County School District Installment Lease,  $       6,200,280
5,000,000Florence County Hospital Revenue, 5.25%, 11/1/34             5,392,600
3,500,000Lexington County Health Services District, Inc., Ho          3,714,655
2,500,000South Carolina Jobs Economic Development Authority           2,663,300
                                                             $     17,970,835

         Tennessee  - 0.6%
2,500,000Knox County Health Educational & Housing Facilities Board Hospital
Revenue,
         6.5%, 4/15/31                                       $       2,681,750

         Texas  - 2.8%
1,552,000Houston Housing Financing Corp., 6.25%, 9/20/31     $       1,684,913
2,750,000Lower Colorado River Authority, 5.0%, 5/15/31                2,870,698
1,711,000Panhandle Regional Housing Finance Corp., 6.6%, 7/2          1,892,623
3,000,000Richardson Hospital Authority, 6.0%, 12/1/34                 3,250,050
1,000,000Seguin Higher Education Facilities Corp. Revenue, 5          1,006,480
1,500,000Texas State Student Housing Revenue, 6.5%, 9/1/34            1,592,685
                                                             $     12,297,449
         Vermont  - 0.3%
1,295,000Vermont Educational & Health Buildings Financing Ag $       1,369,747

         Virginia  - 1.3%
1,500,000Prince William County Industrial Development Hospit $       1,589,175
3,925,000Prince William County Industrial Development Hospit          4,173,256
                                                             $       5,762,431
         Washington - 4.5%
8,000,000King County Washington Sewer Revenue, 5.0%, 1/1/35  $       8,406,640
3,000,000Spokane County General Obligation, 5.0%, 12/1/33             3,149,070
7,000,000Tobacco Settlement Authority Revenue, 6.625%, 6/1/3          7,851,690
                                                             $     19,407,400
         West Virginia - 1.2%
5,000,000Monongalia County Building Commission Hospital Reve $       5,211,400

         Wisconsin  - 0.8%
3,500,000Wisconsin State Health & Educational Facilities Aut $       3,624,635

         TOTAL TAX-EXEMPT OBLIGATIONS
         (Cost $308,002,854) (d)                             $   326,899,538
Shares
         COMMON STOCKS  - 32.7%  of Net Assets
         Materials - 2.0%
         Commodity Chemicals - 0.3%
44,780   Lyondell Chemical Co.                               $       1,155,324

         Diversified Chemicals - 1.3%
83,000   Eastman Chemical Co.                                $       3,981,510
94,000   Olin Corp.                                                   1,755,920
                                                             $       5,737,430
         Construction Materials - 0.0%
3,950    Monarch Cement Co.                                  $            98,355

         Diversified Metals & Mining - 0.4%
39,800   Freeport-McMoRan Copper & Gold, Inc.                $       1,678,366

         Steel - 0.0%
200      Worthington Industries, Inc.                        $
3,620
         Total Materials                                     $       8,673,095

         Automobiles & Components - 0.3%
         Automobile Manufacturers - 0.3%
40,000   General Motors Corp.                                $       1,367,600
         Total Automobiles & Components                      $       1,367,600

         Consumer Durables & Apparel - 1.3%
         Home Furnishings - 0.5%
50,000   Bassett Furniture Industries, Inc.                  $          948,000
48,386   Kimball International, Inc.                                     611,599
33,700   Knape & Vogt Manufacturing Co.                                  407,770
                                                             $       1,967,369
         Housewares & Specialties - 0.8%
166,444  Tupperware Corp.                                    $       3,648,452
         Total Consumer Durables & Apparel                   $       5,615,821

         Consumer Services - 0.6%
         Specialized Consumer Services - 0.6%
200,227  ServiceMaster Co.                                   $       2,751,119
         Total Consumer Services                             $       2,751,119

         Media - 0.3%
         Movies & Enterainment - 0.3%
72,487   Regal Entertainment Group                           $       1,417,121
         Total Media                                         $       1,417,121

         Food & Staples Retailing - 0.5%
         Food Retail - 0.5%
140,947  Lance, Inc.                                         $       2,396,099
         Total Food & Staples Retailing                      $       2,396,099

         Food, Beverage & Tobacco - 3.9%
         Tobacco - 3.9%
76,000   Altria Group, Inc.                                  $       5,373,200
172,872  Loews Corp. - Carolina Group                                 6,674,588
33,000   Reynolds American, Inc.                                      2,770,020
56,000   UST, Inc.                                                    2,383,360
         Total Food Beverage & Tobacco                       $     17,201,168

         Pharmaceuticals & Biotechnology - 3.0%
         Pharmaceuticals - 3.0%
281,215  Bristol-Myers Squibb Co.                            $       6,881,331
216,536  Merck & Co., Inc.                                            6,112,811
         Total Pharmaceuticals & Biotechnology               $     12,994,142

         Banks - 3.9%
         Diversified Banks - 0.3%
28,642   Wachovia Corp.                                      $       1,421,216

         Regional Banks - 3.1%
78,200   FirstMerit Corp.                                    $       2,186,472
81,550   KeyCorp                                                      2,700,936
90,000   National City Corp.                                          3,296,700
67,800   Regions Financial Corp.                                      2,218,416
222,700  TrustCo Bank Corp., NY                                       2,961,910
                                                             $     13,364,434
         Thrifts & Mortgage Finance - 0.5%
50,000   Washington Mutual, Inc.                             $       2,079,000
         Total Banks                                         $     16,864,650

         Telecommunication Services - 4.2%
         Integrated Telecommunication Services - 4.2%
257,900  AT&T Corp.                                          $       5,075,472
182,750  BellSouth Corp.                                              4,804,498
161,000  Citizens Communications Co.                                  2,196,040
260,000  SBC Communications, Inc.                                     6,260,800
         Total Telecommunication Services                    $     18,336,810

         Utilities - 12.7%
         Electric Utilities - 5.9%
137,135  Ameren Corp.                                        $       7,532,826
138,400  Empire District Electric Co.                                 3,287,000
54       Exelon Corp.
2,910
74,383   Great Plains Energy, Inc.                                    2,312,567
134,112  NSTAR                                                        3,964,351
64,000   PG&E Corp.                                                   2,401,280
179,000  Southern Co.                                                 6,157,600
                                                             $     25,658,534
         Gas Utilities - 1.2%
172,185  Atmos Energy Corp.                                  $       5,094,954

         Multi-Utilities - 3.6%
200,000  Consolidated Edison, Inc.                           $       9,382,000
167,249  KeySpan Corp.                                                6,383,894
                                                             $     15,765,894
         Independent Power Producers & Energy Trades - 2.0%
303,253  Duke Energy Corp.                                   $       8,791,304
         Total Utilities                                     $     55,310,686
         TOTAL COMMON STOCKS
         (Cost $133,913,933)                                 $   142,928,311

         NON-CONVERTIBLE PREFERRED STOCKS - 29.1% of Net Assets
         Energy - 1.2%
         Oil & Gas Exploration & Production- 1.2%
49,300   Apache Corp., Series B, 5.68%                       $       5,054,793
         Total Energy                                        $       5,054,793

         Banks - 9.8%
         Diversified Banks - 2.8%
94,000   Bank of America Corp., Series VI, 6.75%             $       4,998,920
27,000   Fleet Capital Trust VII, 7.2%                                   679,552
200,000  Royal Bank of Scotland Group Plc, Series L, 5.75%            4,948,000
55,000   Wachovia Preferred Funding Corp., Series A, 7.25%            1,582,900
                                                             $     12,209,372
         Regional Banks - 0.8%
30,000   Bank One Capital V, 8.0%                                        759,125
105,000  Bank One Capital VI, 7.2%                                    2,681,740
                                                             $       3,440,865
         Thrifts & Mortgage Finance - 6.2%
21,500   Countrywide Capital IV, 6.75%                       $          554,229
201,000  Fannie Mae, Series L, 5.125%                                 9,165,600
114,000  Fannie Mae, Series M, 4.75%                                  4,845,000
100,000  Fannie Mae, Series N, 5.5%                                   4,785,000
57,000   Freddie Mac, 5.81%                                           3,010,170
39,000   Freddie Mac, Series F, 5.0%                                  1,755,000
58,000   Freddie Mac, Series K, 5.79%                                 2,934,800
                                                             $     27,049,799
         Total Banks                                         $     42,700,036

         Diversified Financials - 6.4%
         Other Diversified Financial Services - 2.5%
55,000   Citigroup Inc., Series G, 6.213%                    $       2,838,000
81,500   Citigroup Inc., Series M, 5.864%                             4,197,250
150,000  JP Morgan Chase Capital Trust XVI, 6.35%                     3,814,500
                                                             $     10,849,750
         Consumer Finance - 0.7%
18,000   MBNA Capital, Series D, 8.125%                      $          475,679
50,000   SLM Holding Corp., Series A, 6.97%                           2,792,500
                                                             $       3,268,179
         Investment Banking & Brokerage - 3.2%
57,000   Bear Stearns Companies, Inc., Series F, 5.72%       $       2,941,200
40,000   Bear Stearns Companies, Inc., Series G, 5.49%                2,020,000
100,000  Lehman Brothers Holdings, Inc., 6.5%                         2,624,000
19,000   Lehman Brothers Holdings, Inc., Series C, 5.94%                 983,250
30,000   Lehman Brothers Holdings, Inc., Series D, 5.67%              1,507,500
65,000   Merrill Lynch Preferred Capital Trust IV, 7.12%              1,703,072
87,000   Merrill Lynch Preferred Capital Trust V, 7.28%               2,290,162
                                                             $     14,069,184
         Total Diversified Financials                        $     28,187,113

         Insurance - 3.9%
         Life & Health Insurance - 0.3%
50,000   Scottish Re Group Ltd., 7.25%                       $       1,266,500

         Property & Casualty Insurance - 2.7%
110,000  ACE Ltd., Series C, 7.8%                            $       2,935,900
161,000  Berkley W.R. Capital Trust II, 6.75%                         4,035,252
70,000   St. Paul Capital Trust I, 7.6%                               1,794,556
109,000  XL Capital, Ltd., Series B, 7.625%                           2,864,520
                                                             $     11,630,228
         Reinsurance - 0.9%
170,500  RenaissanceRe Holdings, Ltd., Series C, 6.08%       $       4,092,000
         Total Insurance                                     $     16,988,728

         Real Estate - 3.9%
         Real Estate Investment Trusts - 3.2%
15,000   Brandywine Realty Trust, Series C, 7.5%             $          382,500
34,500   Brandywine Realty Trust, Series D, 7.375%                       881,475
27,000   Equity Office Properties Trust, Series G, 7.75%                 710,370
92,000   Home Properties New York, Inc., Series F, 9.0%               2,484,000
40,000   Prologis Trust, Series G, 6.75%                              1,020,000
128,000  PS Business Parks, Inc., Series H, 7.0%                      3,206,400
32,440   PS Business Parks, Inc., Series I, 6.875%                       798,024
35,480   Public Storage, Inc., Series T, 7.625%                          929,576
44,400   Regency Centers Corp., 6.7%                                  1,105,560
94,000   Regency Centers Corp., Series C, 7.45%                       2,411,100
                                                             $     13,929,005
         Real Estate Management & Development - 0.7%
124,000  Public Storage, Inc., Series F, 6.45%               $       3,081,400
         Total Real Estate                                   $     17,010,405

         Utilities - 3.9%
         Electric Utilities - 3.5%
98,000   Alabama Power Co., 5.3%                             $       2,440,817
113,000  Alabama Power Co., 5.83%                                     2,971,900
80,000   Energy East Capital Trust I, 8.25%                           2,053,510
78,000   Interstate Power and Light Co., Series B, 8.375%             2,574,000
40,000   Mississippi Power Co., 5.25%                                 1,006,252
7,700    PPL Electric Utilities Corp., 4.5%                              641,025
73,000   Southern California Edison Co., 4.32%                        1,419,850
94,000   Virginia Power Capital Trust II, 7.375%                      2,441,130
                                                             $     15,548,484
         Gas Utilities - 0.4%
62,000   Southern Union Co., Series C, 7.55%                 $       1,680,200
         Total Utilities                                     $     17,228,684
         TOTAL NON-CONVERTIBLE PREFERRED STOCKS
         (Cost $128,307,783)                                 $   127,169,759

         CONVERTIBLE PREFERRED STOCKS - 1.9% of Net Assets
         Capital Goods - 0.4%
         Aerospace & Defense - 0.4%
15,000   Northrop Grumman Corp., 7.0%                        $       1,875,000
         Total Capital Goods                                 $       1,875,000

         Diversified Financials - 1.0%
         Other Diversified Financial Services - 1.0%
161,000  Lazard Ltd., 6.625%                                 $       4,128,040
         Total Diversified Financials                        $       4,128,040

         Utilities - 0.5%
         Multi-Utilities - 0.5%
39,000   Dominion Resources, Inc., 8.75%                     $       2,126,670
         Total Utilities                                     $       2,126,670

         TOTAL CONVERTIBLE PREFERRED STOCKS
         (Cost $8,083,510)                                   $       8,129,710

         TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0% of Net Assets
104,112  BlackRock Provident Institutional Municipal Fund    $          104,112
         TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
         (Cost $104,112)                                     $          104,112

         TOTAL INVESTMENTS IN SECURITIES - 138.5%
         (Cost $578,412,192) (e)                             $   605,231,430
         OTHER ASSETS AND LIABILITIES - 1.8%                 $       7,889,258
         PREFERRED SHARES AT REDEMPTION VALUE - (40.3)%      $ (176,250,000)
         NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0 $   436,870,688

    NR   Security not rated by S&P or Moody's.

     +   Prefunded bonds have been collateralized by U.S. Treasury securities which are held in
         escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full
          at the earliest refunding date.

   (a)   Securty is in default and is non-income producing.

   (b) The interest rate is subject to change periodically and inversely based upon prevailing market rates The interest rate shown is the rate at August 31, 2005.

   (c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

   (e) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $578,251,938 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of
         value over tax cost                                 $     35,397,622
         Aggregate gross unrealized loss for all investments in which there is an excess of
         tax cost over value                                        (8,418,130)
         Net unrealized gain                                 $     26,979,492

         For financial reporting purposes net unrealized gain on investments was
$26,819,238
         and cost of investments aggregated $578,412,192.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.